United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Variable Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments. - The schedule of investments for the period ended September 30, 2007, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
September 30, 2007
(unaudited)

	Number		Cost		Value
	of Shares
		Common and Preferred Stocks (74.07%)

		Australia (0.51%)
	399,780	Spotless Group Limited (8)	$1,440,596		$1,539,158

		Belgium (0.46%)
	55,000	Deceuninck (1)	962,375		1,392,278

		Brazil (0.68%)
	31,860	Petroleo Brasiliero SA ADR (3)	1,188,445		2,061,342

		Canada (0.40%)
	19,899	EnCana Corporation (3)	283,701		1,230,753

		Chile (0.31%)
	450,000	Quinenco SA (8)	181,973		951,169

		France (17.83%)
	125,530	Sanofi-Aventis (6)	10,528,815		10,630,474
	38,071	Robertet SA (2)	4,870,662		7,112,634
	93,981	Sodexho Alliance SA (1)	2,849,248		6,500,499
	29,140	Société Foncière Financière et de Participations (7)	3,970,645		4,509,041
	25,854	Wendel Investissement (7)	742,508		4,398,789
	50,470	Remy Cointreau SA (2)	1,413,220		3,656,469
	20,040	Air Liquide SA (9)	2,434,210		2,682,521
	26,150	Société BIC SA (8)	1,923,002		2,242,103
	14,760	Neopost SA (8)	805,142		2,082,262
	11,930	Laurent-Perrier (2)	309,190		1,956,605
	19,980	Total SA (3)	1,388,699		1,624,754
	52,940	Télévision Française 1 SA (10)	1,597,908		1,423,181
	10,196	L'Oréal SA (2)	784,420		1,337,773
	17,240	Zodiac SA (8)	966,820		1,235,241
	28,024	Vivendi Universal SA (10)	969,481		1,183,006
	10,460	Carrefour SA (2)	575,714		732,898
	720	Société Sucrière de Pithiviers-le Vieil (2)	194,784		610,962
	2,000	Didot-Bottin SA (a)(7)	126,999		197,950
	8,840	Sabeton SA (7)	100,102		176,500
			36,551,569		54,293,662

		Germany (1.44%)
	35,820	Fraport AG (15)	1,402,983		2,477,095
	15,960	Hornbach Holding AG Pfd. (13)	1,212,870		1,893,516
			2,615,853		4,370,611

		Hong Kong (0.69%)
	148,890	Guoco Group Limited (7)	1,915,559		2,030,993
	61,280	SmarTone Telecommunications Holdings Limited (14)	61,915		75,942
			1,977,474		2,106,935

		Indonesia (0.08%)
	535,000	PT Bat Indonesia Tbk (a)(2)	562,762		263,259

		Italy (3.47%)
	363,860	Italcementi S.p.A. RNC (9)	3,388,232		5,863,780
	37,176	Italmobiliare S.p.A. RNC (9)	1,850,935		3,068,712
	5,653	Italmobiliare S.p.A. (9)	800,064		705,185
	122,080	Gewiss S.p.A. (8)	247,780		924,494
			6,287,011		10,562,171

		Japan (24.33%)
	996,400	Nissay Dowa General Insurance Company, Limited (4)	6,060,023		6,102,711
	101,560	Astellas Pharma Inc. (6)	4,318,357		4,875,375
	99,400	Secom Company, Limited (8)	4,515,820		4,789,005
	33,100	SMC Corporation (8)	4,316,654		4,536,182
	2,992	NTT DoCoMo Inc. (14)	4,652,962		4,275,030
	3,048	Tempstaff Company Limited (8)	4,081,233		4,116,048
	69,270	Toyota Motor Corporation (1)	3,456,444		4,091,746
	17,300	Keyence Corporation (14)	3,773,022		3,843,440
	28,100	Hirose Electric Company, Limited (14)	3,400,098		3,420,082
	61,700	Ono Pharmaceutical Company, Limited (6)	2,096,632		3,311,309
	184,300	Chofu Seisakusho Company, Limited (1)	3,499,000		3,211,361
	90,060	Shimano Inc. (1)	1,211,706		3,154,218
	131,650	Nitto Kohki Company, Limited (8)	2,752,498		3,050,958
	127,000	T. Hasegawa Company, Limited (2)	1,861,823		2,395,496
	90,370	Secom Joshinetsu Company, Limited (8)	1,665,801		2,204,530
	73,455	Meitec Corporation (8)	2,226,854		2,156,677
	78,700	Kose Corporation (2)	2,243,516		2,091,262
	119,700	MISUMI Group Inc. (8)	2,083,500		2,033,586
	53,270	SK Kaken Company, Limited (8)	1,649,769		1,856,421
	196,900	NIPPONKOA Insurance Company, Limited (4)	1,266,311		1,713,740
	29,700	Canon Inc. (14)	1,511,510		1,622,399
	35,000	Dydo Drinco Inc. (2)	761,747		1,396,585
	85,000	Chubu Nippon Broadcasting Company, Limited (10)	958,095		977,522
	58,800	Cosel Company Limited (8)	1,036,254		874,982
	41,200	Seikagaku Corporation (6)	279,130		475,964
	69,200	Shingakukai Company, Limited (1)	501,773		463,624
	25,000	TKC Corporation (8)	429,716		451,952
	50,000	Sansei Yusoki Company, Limited (8)	388,365		314,079
	17,300	Doshisha Company Limited (1)	278,334		287,128
	44	Mandom Corporation (2)	1,015		1,077
			67,277,962		74,094,489

		Malaysia (0.27%)
	352,130	Genting Berhad (1)	760,155		831,885

		Mexico (1.29%)
	143,780	Industrias Peñoles, SA de C.V. (12)	797,057		2,421,216
	315,350	Grupo Modelo SA de C.V. (2)	1,159,204		1,513,260
			1,956,261		3,934,476

		Netherlands (1.00%)
	52,880	Heineken Holding NV (2)	1,643,558		3,031,673

		Singapore (1.32%)
	522,990	Haw Par Corporation Limited (8)	1,114,999		2,852,961
	79,070	United Overseas Bank Limited (4)	1,006,009		1,176,851
			2,121,008		4,029,812

		South Africa (0.27%)
	83,520	Mondi Limited (11)	703,343		830,948

		South Korea (8.00%)
	13,985	Samsung Electronics Company, Limited Pfd. (14)	2,244,653		6,509,982
	218,776	SK Telecom Company, Limited ADR (14)	4,995,153		6,497,647
	28,500	KT&G Corporation (2)	1,999,821		2,226,684
	50,741	Hyundai Pharmaceutical Industries Company, Limited (6)	446,752		2,217,822
	1,260	Lotte Confectionery Company, Limited (2)	532,025		2,191,903
	152,180	Daeduck GDS Company, Limited (14)	1,408,511		1,561,460
	5,900	Nong Shim Company, Limited (2)	1,579,573		1,453,805
	1,642	Nong Shim Holding Company, Limited (2)	149,646		159,688
	45,550	Fursys Inc. (8)	1,285,400		1,346,367
	23,790	Daeduck Electronics Company, Limited (14)	141,260		185,350
			14,782,794		24,350,708

		Spain (0.01%)
	420	Corporacion Financiera Alba SA (7)	7,592		28,781

		Switzerland (7.16%)
	19,860	Nestlé SA (2)	5,900,606		8,922,201
	68,350	Pargesa Holding SA (7)	3,284,532		7,532,796
	44,396	Kuehne & Nagel International AG (15)	666,663		4,370,383
	2,000	Edipresse SA (10)	675,882		962,075
			10,527,683		21,787,455

		Taiwan (0.73%)
	1,968,930	Compal Electronics Inc. (14)	2,129,450		2,226,245

		Thailand (2.67%)
	31,891,170	Thai Beverage Public Company Limited (2)	5,470,265		5,691,592
	607,815	Bangkok Bank Public Company Limited NVDR (4)	1,990,517		2,057,084
	21,700	Bangkok Bank Public Company Limited (4)	70,551		72,808
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922		301,094
			7,620,255		8,122,578

		United Kingdom (0.77%)
	19,587	Anglo American Plc (12)	727,902		1,316,972
	85,020	Mondi Plc (11)	735,681		808,200
	68,110	JZ Equity Partners Plc (4)	110,085		209,204
			1,573,668		2,334,376
		United States (0.38%)
	53,400	News Corporation, Class 'A' (10)	781,434		1,174,266

		Total Common and Preferred Stocks	163,936,922		225,549,030

		Precious Metals (4.93%)
	16,917	Gold bullion, in ounces (a)	9,989,388		12,571,183
	33,240	streetTRACKS Gold Trust (a)	2,147,031		2,443,140
			12,136,419		15,014,323
	Principal
	Amount
		U.S. and Non U.S. Dollar Bonds (3.26%)

		U.S. Dollar Bonds (0.84%)
	$3,263,000	Catalyst Paper Corporation 8⅝% due 6/15/2011 (11)	2,880,625		2,561,455

		Non U.S. Dollar Bonds (2.42%)
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008 (5)	638,811		640,590
HKD	1,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	139,092		139,166
SGD	1,815,000	Singapore Government 2⅜% due 10/01/2009 (5)	1,100,012		1,230,773
EUR	823,000	Waterford Wedgwood Plc 9⅞% due 12/01/2010 (b)(1)	1,006,929		1,079,823
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011 (5)	565,213		622,946
EUR	1,152,562	Republic of France O.A.T. I/L 3% due 7/25/2012 (c)(5)	1,495,002		1,720,682
EUR	850,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	987,832		1,194,044
EUR	500,000	UPC Holding BV 8⅝% due 1/15/2014 (b)(10)	585,310		730,901
			6,518,201		7,358,925
		Total U.S. and Non U.S. Dollar Bonds	9,398,826		9,920,380

		Short Term Investments (18.16%)
	$5,648,000	3M Company 4.99% due 10/17/2007	5,635,474		5,635,474
	4,186,000	7-Eleven Inc. 4.75% due 10/10/2007	4,181,029		4,181,029
	5,305,000	Air Liquide SA 4.82% due 10/29/2007	5,285,112		5,285,112
	10,000,000	AstraZeneca Plc 4.92% due 10/29/2007	9,961,733		9,961,733
	4,363,000	BMW US Capital LLC 4.73% due 10/03/2007	4,361,853		4,361,853
	14,645,000	Cintas Corporation 5.10% due 10/01/2007	14,645,000		14,645,000
	1,650,000	Diageo Capital Plc 5.15% due 10/02/2007	1,649,764		1,649,764
	4,000,000	Hitachi Limited 5.35% due 10/02/2007	3,999,406		3,999,406
	5,570,000	Kraft Foods Inc. 5.35% due 10/04/2007	5,567,517		5,567,517
		Total Short Term Investments	55,286,888		55,286,888

		Total Investments (100.42%)	$240,759,055	*	305,770,621

		Liabilities in excess of other assets (-0.42%)			(1,285,950)
		Net assets (100.00%)			$304,484,671

*	At September 30, 2007 cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales
Settlement					Unrealized	Unrealized
Dates	Foreign Currency To		U.S. $ To Be	U.S. $ Value at	Appreciation at	Depreciation at
Through	Be Delivered		Received	September 30, 2007	September 30, 2007	September 30, 2007
12/12/07	15,744,000	euro	$21,308,791	$22,485,455	—	$(1,176,664)
1/09/08	263,000	pound sterling	537,651	536,440	$1,211	—
1/09/08	392,000	pound sterling	787,596	799,561	—	(11,965)
			$22,634,038	$23,821,456	$1,211	$(1,188,629)

Foreign Currencies	Sector / Industry Classifications	Percent of Net Assets
EUR - euro	(1) Consumer Discretionary	7.00%
HKD - Hong Kong dollar	(2) Consumer Staples	15.35%
MYR - Malaysian ringgit	(3) Energy	1.62%
SGD - Singapore dollar	(4) Financials	3.72%
	(5) Government Issues	1.43%
	(6) Health Care	7.06%
	(7) Holding Companies	6.20%
	(8) Industrials	12.99%
	(9) Materials	4.05%
	(10) Media	2.51%
	(11) Paper and Forest Products	1.38%
	(12) Precious Metals	6.16%
	(13) Retail	0.62%
	(14) Technology and Telecommunications	9.92%
	(15) Transportation	2.25%

(a)	Non-income producing security/commodity.
(b)
All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)	Inflation-protected security.

See Notes to Schedule of Investments

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

First Eagle Variable Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the "Fund"). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The First Eagle Overseas Variable Fund seeks long-term growth of capital.

Investment valuation - The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP")).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.). Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: November 20, 2007

\s\ John P. Arnhold
John P. Arnhold, President		Date: November 20, 2007